Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)(2)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers (1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net (Loss) Income (in thousands)	Adjusted EBITDA (in thousands)
2024	$5,549,923	$4,651,210	$1,680,630	$1,374,283		$(104,179)	$103,463

2023	$8,014,328	$5,905,763	$2,340,557	$1,747,654		$4,565	$130,991

2022	$11,238,273	$12,038,941	$2,740,532	$3,641,933		$36,600	$167,652

Named Executive Officers, Footnote	Reflects the total compensation of our current President and CEO, Alfred C. Liggins, III, who is our PEO. Our non-PEO PVP NEOs (“Non-PEO NEOs”) were Catherine L. Hughes, our Chairperson, and Peter D. Thompson, our Chief Financial Officer, for each of the Covered Years. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.
PEO Total Compensation Amount	$ 5,549,923	$ 8,014,328	$ 11,238,273
PEO Actually Paid Compensation Amount	$ 4,651,210	5,905,763	12,038,941
Adjustment To PEO Compensation, Footnote

Item and Value Added (Deducted)	2024	2023	2022
For Mr. Liggins:
Total Compensation as reported in Summary Compensation Table (SCT)	$5,549,923	$8,014,328	$11,238,273
Deduction for Summary Compensation Table “Stock Awards” column value	(1,134,161)	(2,341,611)	(2,737,388)
Deduction for Summary Compensation Table “Option Awards” column value	(237,680)	(1,333,205)	(858,530)
Fair value of equity compensation granted in current fiscal year that are outstanding and unvested at end of current fiscal year	—	—	2,497,828
Fair value of equity compensation granted in current year that vested in the same year	1,898,253	1,898,626	1,898,758
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,425,125)	(332,375)	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Compensation Actually Paid to CEO	$4,651,210	$5,905,763	$12,038,941

Non-PEO NEO Average Total Compensation Amount	$ 1,680,630	2,340,557	2,740,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,374,283	1,747,654	3,641,933
Adjustment to Non-PEO NEO Compensation Footnote

Item and Value Added (Deducted)	2024	2023	2022
For Non-PEO Named Executive Officers (Average):
Total Compensation as reported in Summary Compensation Table (SCT)	$1,680,630	$2,340,557	$2,740,532
Deduction for Summary Compensation Table “Stock Awards” column value	(510,983)	(1,103,408)	(788,168)
Deduction for Compensation Table “Option Awards” column value	(72,523)	(267,150)	(236,461)
Fair value of equity compensation granted in current fiscal year that are outstanding and unvested at end of current fiscal year	—	—	1,031,348
Fair value of equity compensation granted in current year that vested in the same year	894,447	894,618	894,682
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(617,288)	(116,963)	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Compensation Actually Paid to Non-PEO named executive officers	$1,374,283	$1,747,654	$3,641,933

Net Income (Loss)	$ (104,179,000)	$ 4,565,000	$ 36,600,000
Company Selected Measure Amount	103,463,000	130,991,000	167,652,000
PEO Name	Alfred C. Liggins, III
Additional 402(v) Disclosure	For calendar years 2022 and 2023 amounts were adjusted from similar disclosure found in the 2024 proxy statement to include the value (positive or negative) of previously omitted equity and options awards. The amounts reflected for each of the years 2022, 2023, and 2024 include all components of compensation, cash, bonus, equity and option awards.
(3)For each covered year, in determining both the compensation actually paid for our PEO and the average compensation actually paid for our Non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:
	For each Covered Year, our total shareholder return (“TSR”) was calculated based on the yearly percentage change in our cumulative TSR on each of our Class A and Class D common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq Stock Market on December 31, 2022 through and including the last day of the fiscal year covered (each one- or three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing Class A and Class D stock prices at the end versus the beginning of the Measurement Period, divided by (b) our closing Class A and Class D share prices at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2024, 2023 and 2022, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 2,497,828
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,425,125)	(332,375)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,898,253	1,898,626	1,898,758
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,134,161)	(2,341,611)	(2,737,388)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,680)	(1,333,205)	(858,530)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,031,348
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(617,288)	(116,963)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	894,447	894,618	894,682
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,983	1,103,408	788,168
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,523	$ 267,150	$ 236,461